SCHEDULE OF MAJOR RELATED PARTIES AND RELATIONSHIP (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Maderic Holding Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of IEC	Shareholder of IEC	Shareholder of IEC
HFO Investment Group Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of IEC	Shareholder of IEC	Shareholder of IEC
Dr Wirawan Jusuf [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director, Chairman of the Board and Chief Executive Officer	Director, Chairman of the Board and Chief Executive Officer	Director, Chairman of the Board and Chief Executive Officer
Frank C. Ingriselli [Member]
Related Party Transaction [Line Items]
Relationship with the Company	President	President	President
Chia Hsin “Charlie” Wu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Technology Officer	Chief Technology Officer	Chief Technology Officer
Mirza F. Said [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Operating Officer and Director	Chief Operating Officer and Director	Chief Operating Officer and Director
James J. Huang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Investmenr Officer and Director	Chief Investmenr Officer and Director	Chief Investmenr Officer and Director
Grogory L. Overholtzer [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Financial Officer	Chief Financial Officer	Chief Financial Officer
CHIU CHEN-CHIA [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of IEC	Shareholder of IEC	Shareholder of IEC
CHIU CHEN-TA [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of IEC	Shareholder of IEC	Shareholder of IEC
Coal Ville Holding Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity Controlled by Dr. Wirawan Jusuf	Entity Controlled by Dr. Wirawan Jusuf	Entity Controlled by Dr. Wirawan Jusuf
PT. Wiranusa Karana Mardika [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Entity Controlled by Dr. Wirawan Jusuf	Entity Controlled by Dr. Wirawan Jusuf	Entity Controlled by Dr. Wirawan Jusuf